CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019		Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018		Nov. 06, 2018
Current assets
Cash	$ 429,605			$ 1,600,833					$ 12,000
Prepaid income taxes	154,720			120,579
Prepaid expenses	35,271			96,208
Total Current Assets	619,596			1,817,620					12,000
Deferred offering costs									294,004
Cash and marketable securities held in Trust Account	310,896,645			309,840,375
Total Assets	311,516,241			311,657,995					306,004
Current liabilities
Current liabilities - Accrued expenses	84,206			214,813
Promissory note - related party									283,754
Total Current Liabilities				214,813					283,754
Deferred underwriting fee payable	10,695,063			10,695,063
Total Liabilities	10,779,269			10,909,876					283,754
Commitments and Contingencies
Common stock subject to possible redemption, 29,577,897 and 29,574,811 shares as of September 30, 2020 and December 31, 2019,respectively (at $10.00 per share)	295,736,970			295,748,110
Stockholder's Equity
Preferred stock, $0.0001 par value; 5,000,000 shares authorized, none issued and outstanding	0			0					0
Additional paid-in capital	1,534,835			1,523,695					24,137
Retained earnings	3,464,305			3,475,452					(2,750)
Total Stockholder's Equity	5,000,002	$ 5,000,007	$ 5,000,005	5,000,009		$ 5,000,004	$ 5,000,009	$ 5,000,005	22,250		$ 0
Total Liabilities and Stockholders' Equity	311,516,241			311,657,995					306,004
Class A Common Stock
Stockholder's Equity
Common stock, value	98			98
Total Stockholder's Equity	98	97	98	98		107	117	127			0
Class B Common Stock
Stockholder's Equity
Common stock, value	764			764	[1]				863	[1]
Total Stockholder's Equity	$ 764	$ 764	$ 764	$ 764		$ 764	$ 764	$ 863	$ 863		$ 0

[1]	Includes an aggregate of up to 1,125,000 shares of Class B common stock subject to forfeiture if the option to purchase additional units is not exercised in full or in part by the underwriters